Schedule of Investments (unaudited)	iShares® Asia/Pacific Dividend ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 33.0%
Australia & New Zealand Banking Group Ltd.	32,226	$520,813
Australia & New Zealand Banking Group Ltd., New	2,517	40,272
Bank of Queensland Ltd.	99,904	529,111
Bendigo & Adelaide Bank Ltd.	93,658	679,642
CSR Ltd.	138,556	444,669
Fortescue Metals Group Ltd.	137,172	1,765,206
Harvey Norman Holdings Ltd.	198,982	580,657
JB Hi-Fi Ltd.	17,374	514,451
Magellan Financial Group Ltd.	130,956	1,345,476
Nick Scali Ltd.	70,489	478,587
Pendal Group Ltd.	330,918	1,120,728
Perpetual Ltd.	26,875	573,622
Rio Tinto Ltd.	12,095	837,996
Suncorp Group Ltd.	89,971	710,527
Super Retail Group Ltd.	116,549	813,606
Westpac Banking Corp.	37,131	562,280
		11,517,643
Hong Kong — 32.6%
BOC Hong Kong Holdings Ltd.	149,500	540,788
CK Hutchison Holdings Ltd.	78,000	517,396
CK Infrastructure Holdings Ltd.	91,500	573,776
Henderson Land Development Co. Ltd.	160,000	556,983
Hongkong Land Holdings Ltd.(a)	92,400	480,301
Hysan Development Co. Ltd.	265,000	812,380
Kerry Properties Ltd.	270,500	650,589
New World Development Co. Ltd.	200,250	669,615
Orient Overseas International Ltd.	33,500	1,167,499
PCCW Ltd.	1,796,000	961,233
Power Assets Holdings Ltd.	102,500	671,144
Sino Land Co. Ltd.	516,000	766,692
Sun Hung Kai Properties Ltd.	55,000	656,542
Swire Pacific Ltd., Class A	99,000	563,817
Swire Properties Ltd.	211,600	504,186
VTech Holdings Ltd.(a)	190,800	1,300,692
		11,393,633
Japan — 31.7%
Daiwa Securities Group Inc.	125,800	580,721
Electric Power Development Co. Ltd.	30,100	507,869
Fukuoka Financial Group Inc.	25,900	459,070
Haseko Corp.	47,000	572,197
Kansai Electric Power Co. Inc. (The)	51,500	522,145
Kumagai Gumi Co. Ltd.	20,700	440,426
Mitsubishi HC Capital Inc.	111,200	538,864
Mitsui OSK Lines Ltd.	43,000	1,179,099
Mizuho Financial Group Inc.	48,170	574,493
Security	Shares	Value

Japan (continued)
MS&AD Insurance Group Holdings Inc.	15,600	$505,929
NGK Spark Plug Co. Ltd.	37,900	742,175
Nippon Yusen KK	13,700	1,076,153
Nishimatsu Construction Co. Ltd.	21,500	643,988
Sojitz Corp.	38,080	578,686
Sumitomo Corp.	41,500	583,488
Sumitomo Mitsui Financial Group Inc.	18,400	577,246
Sumitomo Mitsui Trust Holdings Inc.	14,600	479,599
Tohoku Electric Power Co. Inc.	89,500	495,523
		11,057,671
New Zealand — 2.2%
Spark New Zealand Ltd.	234,197	753,078

Total Common Stocks — 99.5%
(Cost: $39,087,246)		34,722,025

Warrants

Australia — 0.0%
Magellan Financial Group Ltd. (Expires 04/16/27)(b)	1	—

Total Warrants — 0.0%
(Cost: $0)		—
Total Long-Term Investments — 99.5%
(Cost: $39,087,246)		34,722,025

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.93%(c)(d)(e)	265,337	265,310
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.81%(c)(d)	10,000	10,000

Total Short-Term Securities — 0.8%
(Cost: $275,310)		275,310

Total Investments in Securities — 100.3%
(Cost: $39,362,556)		34,997,335

Liabilities in Excess of Other Assets — (0.3)%		(89,641)

Net Assets—100.0%		$34,907,694

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Asia/Pacific Dividend ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$265,310	(a)	$—	$—	$—	$265,310	265,337	$10	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	—		—	—	—	10,000	10,000	79		—
					$—	$—	$275,310		$89		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Singapore Index	4	08/30/22	$85	$1,022
Mini TOPIX Index	7	09/08/22	102	1,795
				$2,817

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Asia/Pacific Dividend ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$34,722,025	$—	$34,722,025
Warrants	—	—	—	—
Money Market Funds	275,310	—	—	275,310
	$275,310	$34,722,025	$—	$34,997,335
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$2,817	$—	$2,817

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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